- CAPITAL STOCK	3 Months Ended
Jun. 30, 2011
- CAPITAL STOCK

NOTE 3 -   CAPITAL STOCK

Authorized Stock

The Company has authorized 100,000,000 common shares and 15,000,000 preferred shares, both with a par value of $0.001 per share.  Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Share Issuance

Since inception (January 24, 2011) to June 30, 2011, the Company has issued 2,000,000 common shares at $0.005 per share for $10,000 in cash, and 2,280,000 common shares at $0.05 per share for $14,000 in cash, for total cash proceeds of $24,000, being $2,280for par value shares and $21,720 for capital in excess of par value.  There were 2,280,000and 2,180,000 common shares issued and outstanding at June 30, 2011 and March 31, 2011, respectively.  Of these shares, 2,000,000 were issued to two directors and officers of the Company.

There are no preferred shares outstanding.  The Company has issued no authorized preferred shares.  The Company has no stock option plan, warrants or other dilutive securities.